Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NATIONWIDE VARIABLE INSURANCE TRUST
Prospectus Date	rr_ProspectusDate	Apr. 29, 2020
American Funds NVIT Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY: AMERICAN FUNDS NVIT GROWTH FUND
Objective [Heading]	rr_ObjectiveHeading	Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The American Funds NVIT Growth Fund (the “Fund” or “Feeder Fund”) seeks to provide growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay when buying and holding shares of the Fund. Sales charges and other expenses that may be imposed by variable insurance contracts are not included. If these charges were reflected, the expenses listed below would be higher. See the variable insurance contract prospectus.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. As set forth in the Financial Highlights of the Master Fund (as defined below), during the most recent fiscal year, the Master Fund’s portfolio turnover rate was 21.00% of the average value of its portfolio. As set forth in the Financial Highlights of the Fund, during the most recent fiscal year, the Fund’s portfolio turnover rate was 9.42% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	9.42%
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The Fees and Expenses table and the Example below reflect the aggregate expenses of both the Master Growth Fund (as described in the Principal Investment Strategies section below) and the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

		This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses, and any expense limitation or fee waivers that may apply for the periods indicated above under “Fees and Expenses.” Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests all of its assets in the Class 1 shares of the Growth Fund (the “Master Growth Fund”), a series of the American Funds Insurance Series®, a registered open-end investment company. In pursuing its investment objective, the Master Growth Fund invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital. The Master Growth Fund may invest up to 25% of its net assets in common stocks and other securities of issuers domiciled outside the United States, including to a more limited extent, in emerging markets. The Master Growth Fund may have significant investments in particular sectors. The Master Growth Fund may also invest in other equity type securities, such as preferred stocks, convertible preferred stocks, and convertible bonds.

The Master Growth Fund’s investment adviser uses a system of multiple portfolio managers in managing the Master Growth Fund’s assets. Under this approach, the portfolio of the Master Growth Fund is divided into segments managed by individual portfolio managers.

		The Master Growth Fund relies on the professional judgment of its investment adviser to make decisions about the Master Growth Fund’s portfolio investments. The basic investment philosophy of the Master Growth Fund’s investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the Master Growth Fund’s investment adviser believes that they no longer represent relatively attractive investment opportunities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate through its investment in the Master Growth Fund. These changes may occur because of:

Equity securities risk – stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

    Investing for growth– common stocks and other equity-type securities that seek growth may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Foreign securities risk– foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the U.S. dollar and the currencies in which the securities are traded.

Emerging markets risk– emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets. Since these markets are smaller than developed markets, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because the Fund will need to use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries may be unreliable compared to developed markets. Many emerging markets also have histories of political instability and abrupt changes in policies. Certain emerging markets may also face other significant internal or external risks, including the risk of war, nationalization of assets, and ethnic, religious and racial conflicts.

Smaller company risk– smaller companies are usually less stable in price and less liquid than larger, more established companies. Smaller companies are more vulnerable than larger companies to adverse business and economic developments and may have more limited resources. Therefore, they generally involve greater risk.

Preferred stock risk– a preferred stock may decline in price, or fail to pay dividends when expected, because the issuer experiences a decline in its financial status. Preferred stocks often behave like debt securities, but have a lower payment priority than the issuer’s bonds or other debt securities. Therefore, they may be subject to greater credit risk than those of debt securities. Preferred stocks also may be significantly less liquid than many other securities, such as corporate debt or common stock.

Sector risk– investments in particular industries or sectors may be more volatile than the overall stock market. Therefore, if the Fund emphasizes one or more industries or economic sectors, it may be more susceptible to financial, market or economic events affecting the particular issuers and industries participating in such sectors than funds that do not emphasize particular industries or sectors.

Convertible securities risk- the value of convertible securities may fall when interest rates rise and increase when interest rates fall. The prices of convertible securities with longer maturities tend to be more volatile than those with shorter maturities. Value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations.

Master-feeder structure risk– other “feeder” funds also may invest in the Master Growth Fund. A larger feeder fund could have more voting power than the Fund over the operations of the Master Growth Fund. Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of the Master Growth Fund borne by the remaining feeder fund shareholders, including the Fund.

Management risk– the Fund is subject to the risk that the methods and analyses employed by the Master Growth Fund's investment adviser may not produce the desired results and, as a result, the Fund could lose value or underperform compared to its benchmark or other funds with similar objectives.

Lending of portfolio securities risk– Securities lending involves risks, including the risk that the loaned securities may not be returned in a timely manner or at all and/or the risk of a loss of rights in the collateral if a borrower or the lending agent defaults. These risks could be greater for non-U.S. securities. Additionally, the Fund may lose money from the reinvestment of collateral received on loaned securities in investments that decline in value, default or do not perform as expected.

		Loss of money is a risk of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility or variability of the Fund’s annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the volatility or variability of the Fund’s annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns – Class II Shares (Years Ended December 31,)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter:	14.63%	–	1st qtr of 2012
Lowest Quarter:	-16.82%	–	3rd qtr of 2011

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the Periods Ended December 31, 2019)
American Funds NVIT Growth Fund | Class II Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.32%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.59%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.16%	[1]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[1],[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.01%	[1]
1 Year	rr_ExpenseExampleYear01	$ 103
3 Years	rr_ExpenseExampleYear03	354
5 Years	rr_ExpenseExampleYear05	624
10 Years	rr_ExpenseExampleYear10	$ 1,396
2010	rr_AnnualReturn2010	18.19%
2011	rr_AnnualReturn2011	(4.69%)
2012	rr_AnnualReturn2012	17.40%
2013	rr_AnnualReturn2013	29.61%
2014	rr_AnnualReturn2014	8.07%
2015	rr_AnnualReturn2015	6.43%
2016	rr_AnnualReturn2016	9.06%
2017	rr_AnnualReturn2017	27.80%
2018	rr_AnnualReturn2018	(0.66%)
2019	rr_AnnualReturn2019	30.28%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.63%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.82%)
1 year	rr_AverageAnnualReturnYear01	30.28%
5 years	rr_AverageAnnualReturnYear05	13.94%
10 years	rr_AverageAnnualReturnYear10	13.53%
American Funds NVIT Growth Fund | S&P 500® Index (reflects no deduction for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	31.49%
5 years	rr_AverageAnnualReturnYear05	11.70%
10 years	rr_AverageAnnualReturnYear10	13.56%

[1]	The Fees and Expenses table and the Example below reflect the aggregate expenses of both the Master Growth Fund (as described in the Principal Investment Strategies section below) and the Fund.
[2]	Nationwide Fund Management LLC, the Fund’s master-feeder service provider, has entered into a contractual agreement with Nationwide Variable Insurance Trust under which it will waive 0.15% of the fees that it charges for providing the Fund with those non-investment advisory services typically provided by a fund’s adviser as ancillary services to its investment advisory services, which include, but are not limited to, providing necessary information to the Board of Trustees, monitoring the ongoing investment performance of the Fund, coordinating financial statements with those of the Fund, and distributing applicable documents and materials to Fund shareholders. This agreement may be changed or eliminated only with the consent of the Board of Trustees. This agreement currently runs until at least May 1, 2021 and may be renewed at that time.